Issued Capital - Summary of Share Options Outstanding (Details)	Jun. 30, 2023 shares $ / shares	Feb. 21, 2023 shares	Jul. 08, 2022 shares $ / shares	Jun. 30, 2022 shares	Dec. 22, 2021 shares $ / shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | shares	117,211,315	8,333,333	7,700,000	79,056,617	47,786,607	20,985,450	6,364,550
Tranche 6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 20, 2015
Expiry date	Jul. 20, 2023
Exercise price	$ 0.3481		$ 0.0543		$ 0.2014
Number of options | shares	10,000		481,251		2,986,663
Fair value at date of issue	$ 0.2513		$ 0.044		$ 0.082
Tranche 7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 20, 2015
Expiry date	Jul. 20, 2023
Exercise price	$ 0.3481		$ 0.0543		$ 0.2014
Number of options | shares	5,000		481,251		2,986,663
Fair value at date of issue	$ 0.2513		$ 0.045		$ 0.084
Tranche 8
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 05, 2017
Expiry date	Sep. 05, 2023
Exercise price	$ 0.4136		$ 0.0543		$ 0.2014
Number of options | shares	10,000		481,251		2,986,663
Fair value at date of issue	$ 0.3062		$ 0.045		$ 0.085
Tranche 9
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 09, 2015
Expiry date	Oct. 09, 2023
Exercise price	$ 0.4311		$ 0.0543		$ 0.2014
Number of options | shares	5,000		481,251		2,986,663
Fair value at date of issue	$ 0.3376		$ 0.046		$ 0.086
Tranche 10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 10, 2013
Expiry date	Oct. 10, 2023
Exercise price	$ 0.575		$ 0.0543		$ 0.2014
Number of options | shares	15,000		481,251		2,986,663
Fair value at date of issue	$ 0.5415		$ 0.046		$ 0.088
Tranche 11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 04, 2016
Expiry date	Nov. 04, 2023
Exercise price	$ 0.2327		$ 0.0543		$ 0.2014
Number of options | shares	4,000		481,251		2,986,663
Fair value at date of issue	$ 0.2448		$ 0.046		$ 0.089
Tranche 12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2023
Exercise price	$ 0.2349		$ 0.0543		$ 0.2014
Number of options | shares	200,000		481,251		2,986,663
Fair value at date of issue	$ 0.2621		$ 0.047		$ 0.09
Tranche 13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2023
Exercise price	$ 0.2866		$ 0.0543		$ 0.2014
Number of options | shares	200,000		481,239		2,986,663
Fair value at date of issue	$ 0.2504		$ 0.047		$ 0.091
Tranche 14
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2023
Exercise price	$ 0.3556				$ 0.2014
Number of options | shares	5,000				2,986,663
Fair value at date of issue	$ 0.237				$ 0.092
Tranche 15
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 17, 2013
Expiry date	Dec. 17, 2023
Exercise price	$ 0.6611				$ 0.2014
Number of options | shares	4,000				2,986,663
Fair value at date of issue	$ 0.4573				$ 0.093
Tranche 16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 24, 2015
Expiry date	Dec. 24, 2023
Exercise price	$ 0.5125				$ 0.2014
Number of options | shares	100,000				2,986,662
Fair value at date of issue	$ 0.1798				$ 0.094
Tranche 17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 30, 2015
Expiry date	Dec. 30, 2023
Exercise price	$ 0.4838
Number of options | shares	50,000
Fair value at date of issue	$ 0.1912
Tranche 18
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Mar. 31, 2024
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.089
Tranche 19
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 27, 2015
Expiry date	Apr. 27, 2024
Exercise price	$ 0.4765
Number of options | shares	4,000
Fair value at date of issue	$ 0.2601
Tranche 20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 06, 2016
Expiry date	May 06, 2024
Exercise price	$ 0.2936
Number of options | shares	50,000
Fair value at date of issue	$ 0.2068
Tranche 21
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 25, 2015
Expiry date	May 25, 2024
Exercise price	$ 0.3982
Number of options | shares	260,600
Fair value at date of issue	$ 0.278
Tranche 22
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Jun. 30, 2024
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.09
Tranche 23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Jun. 30, 2024
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.091
Tranche 24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 20, 2015
Expiry date	Jul. 20, 2024
Exercise price	$ 0.4077
Number of options | shares	15,000
Fair value at date of issue	$ 0.264
Tranche 25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 05, 2017
Expiry date	Sep. 05, 2024
Exercise price	$ 0.4136
Number of options | shares	10,000
Fair value at date of issue	$ 0.3236
Tranche 26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 09, 2015
Expiry date	Oct. 09, 2024
Exercise price	$ 0.4311
Number of options | shares	5,000
Fair value at date of issue	$ 0.3521
Tranche 27
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 04, 2016
Expiry date	Nov. 04, 2024
Exercise price	$ 0.2327
Number of options | shares	4,000
Fair value at date of issue	$ 0.2546
Tranche 28
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2024
Exercise price	$ 0.2349
Number of options | shares	200,000
Fair value at date of issue	$ 0.2721
Tranche 29
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2024
Exercise price	$ 0.2866
Number of options | shares	200,000
Fair value at date of issue	$ 0.2616
Tranche 30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2024
Exercise price	$ 0.3556
Number of options | shares	5,000
Fair value at date of issue	$ 0.2495
Tranche 31
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 24, 2015
Expiry date	Dec. 24, 2024
Exercise price	$ 0.5125
Number of options | shares	100,000
Fair value at date of issue	$ 0.1925
Tranche 32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 30, 2015
Expiry date	Dec. 30, 2024
Exercise price	$ 0.4838
Number of options | shares	50,000
Fair value at date of issue	$ 0.2038
Tranche 33
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Apr. 27, 2015
Expiry date	Apr. 27, 2025
Exercise price	$ 0.4765
Number of options | shares	4,000
Fair value at date of issue	$ 0.2722
Tranche 34
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 06, 2016
Expiry date	May 06, 2025
Exercise price	$ 0.2936
Number of options | shares	50,000
Fair value at date of issue	$ 0.2164
Tranche 35
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 25, 2015
Expiry date	May 25, 2025
Exercise price	$ 0.3982
Number of options | shares	255,600
Fair value at date of issue	$ 0.2893
Tranche 36
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 25, 2015
Expiry date	May 25, 2025
Exercise price	$ 0.3982
Number of options | shares	5,000
Fair value at date of issue	$ 0.2893
Tranche 37
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 20, 2015
Expiry date	Jul. 20, 2025
Exercise price	$ 0.4077
Number of options | shares	15,000
Fair value at date of issue	$ 0.2756
Tranche 38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 28, 2020
Expiry date	Aug. 28, 2025
Exercise price	$ 0.0136
Number of options | shares	6,000,000
Fair value at date of issue	$ 0.075
Tranche 39
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 28, 2020
Expiry date	Aug. 28, 2025
Exercise price	$ 0.0136
Number of options | shares	6,000,000
Fair value at date of issue	$ 0.071
Tranche 40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 28, 2020
Expiry date	Aug. 28, 2025
Exercise price	$ 0.0136
Number of options | shares	500,000
Fair value at date of issue	$ 0.133
Tranche 41
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 28, 2020
Expiry date	Aug. 28, 2025
Exercise price	$ 0.0136
Number of options | shares	500,000
Fair value at date of issue	$ 0.118
Tranche 42
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 05, 2017
Expiry date	Sep. 05, 2025
Exercise price	$ 0.0136
Number of options | shares	10,000
Fair value at date of issue	$ 0.3388
Tranche 43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 09, 2015
Expiry date	Oct. 09, 2025
Exercise price	$ 0.4311
Number of options | shares	5,000
Fair value at date of issue	$ 0.3653
Tranche 44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 04, 2016
Expiry date	Nov. 04, 2025
Exercise price	$ 0.2327
Number of options | shares	4,000
Fair value at date of issue	$ 0.2633
Tranche 45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2025
Exercise price	$ 0.2349
Number of options | shares	200,000
Fair value at date of issue	$ 0.281
Tranche 46
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2025
Exercise price	$ 0.2866
Number of options | shares	200,000
Fair value at date of issue	$ 0.2716
Tranche 47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2025
Exercise price	$ 0.3556
Number of options | shares	5,000
Fair value at date of issue	$ 0.2605
Tranche 48
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 24, 2015
Expiry date	Dec. 24, 2025
Exercise price	$ 0.5125
Number of options | shares	100,000
Fair value at date of issue	$ 0.2039
Tranche 49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 30, 2015
Expiry date	Dec. 30, 2025
Exercise price	$ 0.4838
Number of options | shares	50,000
Fair value at date of issue	$ 0.2152
Tranche 50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	May 06, 2016
Expiry date	May 06, 2026
Exercise price	$ 0.2936
Number of options | shares	50,000
Fair value at date of issue	$ 0.2251
Tranche 51
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 05, 2017
Expiry date	Sep. 05, 2026
Exercise price	$ 0.4136
Number of options | shares	10,000
Fair value at date of issue	$ 0.352
Tranche 52
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Sep. 30, 2026
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.074
Tranche 53
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 20, 2020
Expiry date	Oct. 20, 2026
Exercise price	$ 0.1519
Number of options | shares	100,000
Fair value at date of issue	$ 0.089
Tranche 54
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 04, 2016
Expiry date	Nov. 04, 2026
Exercise price	$ 0.2327
Number of options | shares	4,000
Fair value at date of issue	$ 0.271
Tranche 55
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2026
Exercise price	$ 0.2349
Number of options | shares	200,000
Fair value at date of issue	$ 0.289
Tranche 56
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2026
Exercise price	$ 0.2866
Number of options | shares	200,000
Fair value at date of issue	$ 0.2804
Tranche 57
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 28, 2016
Expiry date	Nov. 28, 2026
Exercise price	$ 0.3556
Number of options | shares	5,000
Fair value at date of issue	$ 0.2703
Tranche 58
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Dec. 31, 2026
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.076
Tranche 59
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Mar. 31, 2027
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.078
Tranche 60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Mar. 31, 2027
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.09
Tranche 61
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Jun. 30, 2027
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.079
Tranche 62
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Jun. 30, 2027
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.091
Tranche 63
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 05, 2017
Expiry date	Sep. 05, 2027
Exercise price	$ 0.4136
Number of options | shares	10,000
Fair value at date of issue	$ 0.3636
Tranche 64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Sep. 30, 2027
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.081
Tranche 65
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Sep. 30, 2027
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.092
Tranche 66
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 20, 2020
Expiry date	Oct. 20, 2027
Exercise price	$ 0.15191
Number of options | shares	100,000
Fair value at date of issue	$ 0.095
Tranche 67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Dec. 31, 2027
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.082
Tranche 68
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Dec. 31, 2027
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.094
Tranche 69
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Feb. 23, 2028
Exercise price	$ 0.052
Number of options | shares	1,666,666
Fair value at date of issue	$ 0.014
Tranche 70
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Mar. 31, 2028
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.084
Tranche 71
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Mar. 31, 2028
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.095
Tranche 72
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Jun. 30, 2028
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.085
Tranche 73
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Jun. 30, 2028
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.096
Tranche 74
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Jul. 08, 2028
Exercise price	$ 0.0543
Number of options | shares	1,925,000
Fair value at date of issue	$ 0.041
Tranche 75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Sep. 30, 2028
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.086
Tranche 76
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Sep. 30, 2028
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.097
Tranche 77
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Sep. 30, 2028
Exercise price	$ 0.052
Number of options | shares	666,667
Fair value at date of issue	$ 0.015
Tranche 78
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 20, 2020
Expiry date	Oct. 20, 2028
Exercise price	$ 0.1519
Number of options | shares	100,000
Fair value at date of issue	$ 0.099
Tranche 79
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Oct. 31, 2028
Exercise price	$ 0.0543
Number of options | shares	481,251
Fair value at date of issue	$ 0.042
Tranche 80
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Dec. 16, 2028
Exercise price	$ 0.0321
Number of options | shares	6,766,754
Fair value at date of issue	$ 0.017
Tranche 81
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Dec. 31, 2028
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.088
Tranche 82
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Dec. 31, 2028
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.098
Tranche 83
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Jan. 31, 2029
Exercise price	$ 0.0543
Number of options | shares	481,251
Fair value at date of issue	$ 0.043
Tranche 84
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Mar. 16, 2029
Exercise price	$ 0.0321
Number of options | shares	1,691,688
Fair value at date of issue	$ 0.017
Tranche 85
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Mar. 31, 2029
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.098
Tranche 86
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Apr. 30, 2029
Exercise price	$ 0.0543
Number of options | shares	481,251
Fair value at date of issue	$ 0.043
Tranche 87
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Jun. 16, 2029
Exercise price	$ 0.0321
Number of options | shares	1,691,689
Fair value at date of issue	$ 0.018
Tranche 88
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Jun. 30, 2029
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.099
Tranche 89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Jun. 30, 2029
Exercise price	$ 0.052
Number of options | shares	5,000,000
Fair value at date of issue	$ 0.0144
Tranche 90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Jul. 31, 2029
Exercise price	$ 0.0543
Number of options | shares	481,251
Fair value at date of issue	$ 0.044
Tranche 91
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Sep. 16, 2029
Exercise price	$ 0.0321
Number of options | shares	1,691,688
Fair value at date of issue	$ 0.018
Tranche 92
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Sep. 30, 2029
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.1
Tranche 93
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 20, 2020
Expiry date	Oct. 20, 2029
Exercise price	$ 0.1519
Number of options | shares	100,000
Fair value at date of issue	$ 0.103
Tranche 94
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Oct. 31, 2029
Exercise price	$ 0.0543
Number of options | shares	481,251
Fair value at date of issue	$ 0.044
Tranche 95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Dec. 16, 2029
Exercise price	$ 0.0321
Number of options | shares	1,691,689
Fair value at date of issue	$ 0.018
Tranche 96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Dec. 31, 2029
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.092
Tranche 97
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Dec. 31, 2029
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.101
Tranche 98
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Jan. 31, 2030
Exercise price	$ 0.0543
Number of options | shares	481,251
Fair value at date of issue	$ 0.045
Tranche 99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Mar. 16, 2030
Exercise price	$ 0.0321
Number of options | shares	1,691,688
Fair value at date of issue	$ 0.019
Tranche 100
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Mar. 31, 2030
Exercise price	$ 0.2014
Number of options | shares	2,986,663
Fair value at date of issue	$ 0.093
Tranche 101
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Mar. 31, 2030
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.102
Tranche 102
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Apr. 30, 2030
Exercise price	$ 0.0543
Number of options | shares	481,251
Fair value at date of issue	$ 0.045
Tranche 103
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Jun. 16, 2030
Exercise price	$ 0.0321
Number of options | shares	1,691,689
Fair value at date of issue	$ 0.019
Tranche 104
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Jun. 30, 2030
Exercise price	$ 0.2014
Number of options | shares	2,986,662
Fair value at date of issue	$ 0.094
Tranche 105
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Jun. 30, 2030
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.102
Tranche 106
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Jul. 31, 2030
Exercise price	$ 0.0543
Number of options | shares	481,251
Fair value at date of issue	$ 0.046
Tranche 107
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Sep. 16, 2030
Exercise price	$ 0.0321
Number of options | shares	1,691,688
Fair value at date of issue	$ 0.019
Tranche 108
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Sep. 30, 2030
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.103
Tranche 109
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 20, 2020
Expiry date	Oct. 20, 2030
Exercise price	$ 0.1519
Number of options | shares	100,000
Fair value at date of issue	$ 0.107
Tranche 110
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Oct. 31, 2030
Exercise price	$ 0.0543
Number of options | shares	481,251
Fair value at date of issue	$ 0.046
Tranche 111
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Dec. 16, 2030
Exercise price	$ 0.0321
Number of options | shares	1,691,689
Fair value at date of issue	$ 0.019
Tranche 112
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Dec. 02, 2021
Expiry date	Dec. 31, 2030
Exercise price	$ 0.0965
Number of options | shares	839,385
Fair value at date of issue	$ 0.104
Tranche 113
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Jan. 31, 2031
Exercise price	$ 0.054
Number of options | shares	481,251
Fair value at date of issue	$ 0.046
Tranche 114
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Mar. 16, 2031
Exercise price	$ 0.0321
Number of options | shares	1,691,688
Fair value at date of issue	$ 0.02
Tranche 115
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Apr. 30, 2031
Exercise price	$ 0.0543
Number of options | shares	481,251
Fair value at date of issue	$ 0.047
Tranche 116
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Jun. 16, 2031
Exercise price	$ 0.0321
Number of options | shares	1,691,689
Fair value at date of issue	$ 0.02
Tranche 117
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jul. 08, 2022
Expiry date	Jul. 31, 2031
Exercise price	$ 0.0543
Number of options | shares	481,239
Fair value at date of issue	$ 0.047
Tranche 118
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Sep. 16, 2031
Exercise price	$ 0.0321
Number of options | shares	1,691,688
Fair value at date of issue	$ 0.02
Tranche 119
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 21, 2023
Expiry date	Dec. 16, 2031
Exercise price	$ 0.0321
Number of options | shares	1,691,688
Fair value at date of issue	$ 0.02